REVENUE	12 Months Ended
Sep. 30, 2024
Revenue [abstract]
REVENUE
19.    REVENUE
Net revenue for the Company is defined as gross revenue, which is net of any customer discounts, rebates, and sales returns and recoveries, less excise taxes.

Revenue for the year ended September 30, 2024 and thirteen months ended September 30, 2023 is disaggregated as follows:

	YEAR ENDED	THIRTEEN MONTHS ENDED
	SEPTEMBER 30, 2024	SEPTEMBER 30, 2023
Recreational wholesale revenue (Canadian)	$230,387	$209,001
Direct to patient medical and medical wholesale revenue (Canadian)	1,732	3,584
International wholesale (business to business)	9,651	18,874
Wholesale to licensed producers (Canadian)	5,310	2,129
Other revenue	97	59
Gross revenue	$247,177	$233,647
Excise taxes	(87,336)	(72,008)
Net revenue	$159,841	$161,639

Recreational revenue is primarily comprised of provincial government bodies and large retailers that sell cannabis through their respective distribution models, whereas international and domestic wholesale revenue is comprised of wholesale shipments to other cannabis companies, including licensed producers, for further processing and sales onto their end customers.
During the year ended September 30, 2024, the Company had four customers (September 30, 2023 – three customers), that individually represented more than 10% of the Company’s net revenue.